NATURE OF BUSINESS AND GOING CONCERN (Details) - Ordinary Share	12 Months Ended
Sep. 30, 2025
Date of Incorporation	Jan. 28, 2022
Nature of company	Subsidiary
Place of Incorporation	United States
Percentage of Interest	100.00%
Principal Activities	Cooking oil distribution